INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses)	Retained earnings, portion attributable to dividends	Retained earnings	Accumulated other comprehensive income	Issued capital Ordinary shares	Issued capital Preference shares	Issued capital	Reserve of equity component of convertible instruments	Share premium (deficit)	Non-controlling interests	Total
Balance, beginning of period at Mar. 31, 2019	$ 450,032	$ (1,923,808)		$ 79,093	$ 1,088,538	$ 146,965		$ 13,029	$ (25,540)	$ (399)
Statement Line Items [Line Items]
Profit (loss) for the period as reported, attributable to shareholders	(168,680)									(47)	$ (168,727)
Balance, end of period at Dec. 31, 2019	281,352	(1,949,167)	$ (1,667,815)	90,948	1,099,255	146,965	$ 1,246,220	13,029	(30,819)	(388)	(348,825)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(25,359)
Other comprehensive income				11,855
Share-based units exercised					10,717				(10,717)
Add: Share-based compensation expense									10,469
Discontinued operations									254
Share-based compensation adjustment									(3,470)
Non-cash deferred share grant distributions									(1,815)
Foreign exchange impact on non-controlling interest										58
Balance, beginning of period at Mar. 31, 2019	450,032	(1,923,808)		79,093	1,088,538	146,965		13,029	(25,540)	(399)
Balance, end of period at Mar. 31, 2020	140,446	(1,950,003)		84,651	1,099,864	146,965	1,246,829	13,029	(29,826)	(414)	(495,288)
Statement Line Items [Line Items]
Share-based units exercised					11,326
Profit (loss) for the period as reported, attributable to shareholders	(19,630)									(125)	(19,755)
Balance, end of period at Dec. 31, 2020	$ 120,816	(1,950,026)	$ (1,829,210)	88,388	1,537,863		$ 1,537,863		(12,469)	(415)	$ (215,843)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		$ (23)
Other comprehensive income				$ 3,737
Issuance of shares due to Recapitalization					438,642
Issuance cost associated with Recapitalization					(1,572)
Share-based units exercised					$ 929				(929)
Settled with common shares						$ (146,965)
Settled with common shares								$ (13,029)
Add: Share-based compensation expense									5,657
Transferred from equity component									13,029
Share-based compensation adjustment									(423)
Non-cash deferred share grant distributions									$ 23
Foreign exchange impact on non-controlling interest										$ 124